PROPERTY, PLANT AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, plant and equipment, net
Less: Accumulated depreciation	$ (74,852)	$ (55,237)
Property, plant and equipment, net excluding construction in progress	548,371	579,774
Total	548,511	580,964
Dams and reservoirs
Property, plant and equipment, net
Property, plant and equipment, gross, excluding construction in progress	339,123	343,851
Buildings
Property, plant and equipment, net
Property, plant and equipment, gross, excluding construction in progress	124,154	128,448
Machinery
Property, plant and equipment, net
Property, plant and equipment, gross, excluding construction in progress	153,837	156,685
Transportation equipment
Property, plant and equipment, net
Property, plant and equipment, gross, excluding construction in progress	1,865	1,840
Electronic equipment and others
Property, plant and equipment, net
Property, plant and equipment, gross, excluding construction in progress	4,244	4,187
Construction in progress, net
Property, plant and equipment, net
Construction in progress, net	$ 140	$ 1,190	$ 10,866